8. Capital Stock	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Equity [Abstract]
8. Capital Stock

(a) Common Shares

Authorized

The Company is authorized to issue an unlimited number of common shares with no par value.

Issued and Outstanding

On June 25, 2015, 12,500 common shares purchase warrants were exercised at USD$0.04 ($0.048) per warrant for total cash proceeds of USD$500 ($596).

Equity Purchase Agreement

On September 10, 2015 the Company entered into an equity purchase agreement (the “EPA”). The holder of the EPA is committed to purchase up to USD$750,000 worth of the Company’s common shares (the “Put Shares”) over the 12 month term of the EPA.  The Company paid to the holder of the EPA a commitment fee for entering into the EPA equal to 50,000 restricted common shares of the Company, valued at $67,195, based on the stock price in the most recent private placement.

From time to time over the EPA, commencing on the trading day immediately following the date on which the registration statement covering the resale of the Put Shares (the “Registration Statement”) is declared effective by the Securities and Exchange Commission (the ”Commission”), the Company may, in its sole discretion, draw upon the EPA periodically during the term by the Company’s delivery to the holder of the EPA a written notice requiring the holder to purchase a dollar amount in common shares (the “Draw Down Notice”).   The shares issuable pursuant to a Draw Down Notice, when aggregated with the shares then held by the Holder on the date of the draw Down may not exceed the lessor of (i) 4.99% of the Company’s outstanding common shares, (ii) USD$62,500 in any 30 days period or (iii) 100% of the aggregate trading volume for the 10 trading days immediately preceding the date of the Draw down Notice without the prior written consent of the holder.  The purchase price per common share purchased under the EPA shall equal 65% of the lowest closing bid for the 10 days immediately preceding the date of the Draw down Notice.  The Registration Statement was filed with the Commission on October 1, 2015 and to-date it has not been declared effective by the Commission.

(b) Warrants

Expiry Date	Number of Warrants	Grant Date Average Exercise Price	Weighted Average Exercise Equity	Grant Date Fair Value Equity	Fair Value at September 30, 2015 of Vested Warrents - Liability
June 6, 2016	300,383	300,383	$2.24 *	$170,908	$-
June 7, 2016	5,000	5,000	$1.12	3,180	-
June 6, 2017	22,500	22,500	$1.12	16,110	-
April 1, 2017	587,500	262,500	USD $0.04	-	340,462
			$(0.054)
October 22, 2016	3,350	3,350	USD $1.50	-	1,990
			$(2.01)
November 30, 2016	8,850	8,850	USD $2.00	-	6,213
			$(2.68)

	927,583	$602,583	0.83	$190,198	$348,665

*Exercisable at $1.68 during the first year and at $2.24 during the second year.

i)	In connection with a consulting agreement (see Note 10), the Company granted 625,000 common share purchase warrants with each warrant entitling the grantee to acquire one common share in the capital of the Company at an exercise price of USD$0.04 ($0.054) at any time prior to April 1, 2017. Of the warrants granted, 300,000 vested on September 3, 2014 with the unvested portion vesting pro-rata for each USD$250,000 ($334,850) raised in an offering, fully vesting upon USD$1,500,000 ($2,009,100) being raised. The fair value of the 625,000 warrants at the date of grant of $500,000 was estimated using the Black-Scholes option pricing model, based on the following assumptions: expected dividend yield of 0%; expected volatility of 159%; risk free interest rate of 1.25%; and expected term of 3 years.

For the three and six month periods ended September 30, 2015, the Company recorded $Nil and $Nil, respectively, (2014 - $98,119 and $237,300, respectively) as compensation expense for warrants issued to a consultant for service, net of a market adjustment for the three and six month periods ended September 30, 2015 of $Nil and $Nil, respectively (2014 - $2,526 and $2,700, respectively). This expense was recorded as professional fees on the statements of operations and comprehensive loss.

ASC 815 "Derivatives and Hedging" indicates that warrants with exercise prices denominated in a currency other than an entity's functional currency should not be classified as equity. As a result, warrants with a USD exercise price have been treated as derivatives and recorded as liabilities carried at their fair value, with period-to-period changes in the fair value recorded as a gain or loss in the statements of operations and comprehensive loss.

As at September 30, 2015, the fair value of the 599,700 warrants exercisable in USD, was $770,191 which was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: expected dividend yield of 0%; expected volatility of 140%; risk-free interest rate of 0.62% and expected term of 1.49 years.  Of this amount, $348,665 was reflected as a liability as at September  30, 2015, representing the percentage of the fair value of the warrants that is equal to the percentage of the requisite service that has been rendered at September 30, 2015.

The warrant liability is classified as Level 3 within the fair value hierarchy (See Note 12).  The Company’s computation of expected volatility during the period ended September 30, 2015 is based on the market close price of comparable public entities over the period equal to the expected life of the warrants.  The Company’s computation of expected life is calculated using the contractual life.

(c) Stock-based compensation

The Company’s stock-based compensation program (the "Plan") includes stock options in which some options vest based on continuous service.  For those equity awards that vest based on continuous service, compensation expense is recorded over the service period from the date of grant.

The total number of options outstanding as at September 30, 2015 was 505,000 (March 31, 2015 – 505,000). The weighted average grant date fair value of options granted during the period ended September 30, 2015 was $n/a (2014 - $Nil).  The maximum number of options that may be issued under the Plan is floating at an amount equivalent to 15% of the issued and outstanding common shares, or 1,397,836 as at September 30, 2015 (March 31, 2015 – 1,388,461).

The Company’s computation of expected volatility during the period ended September 30, 2015 is based on the market close price of comparable public entities over the period equal to the expected life of the warrants.  The Company’s computation of expected life is calculated using the contractual life.

For the three and six month periods ended September 30, 2015, the Company recorded $112,976 and $188,026, respectively (2014 - $nil and $nil, respectively) as Additional Paid in Capital for options issued to directors, officers and consultants based on continuous service.  This expense was recorded as stock based compensation on the statements of operations and comprehensive loss.

The activities in options outstanding are as noted below:

	Number of Options Granted	Weighted Average Exercise Price
Balance, March 31, 2015	505,000	$1.73
Granted	-	-
Balance, September 30, 2015	505,000	$1.73

The following table presents information relating to stock options outstanding and exercisable at September 30, 2015.

Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life (Years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$1.73	505,000	4.2	291,667	$1.73	4.2

(a) Common Shares

Authorized

The Company is authorized to issue an unlimited number of common shares with no par value.

Issued and Outstanding

On June 6, 2014, the Company closed a private placement for gross proceeds of $647,860 of which $328,180 was received as at March 31, 2014 and reflected as equity to be issued.  Pursuant to the private placement, the Company issued 556,118 units at $1.12 per unit for gross proceeds of $622,860 and 44,642 units at $0.56 per unit for gross proceeds of $25,000, with each unit comprised of one common share and one-half of one (1/2) common share purchase warrant.  Each whole warrant is exercisable at $1.68 per share within the first twelve months of the close of the private placement and $2.24 per share for the second twelve month period to expiration.  Immediate family members of management subscribed for 57,000 units for gross proceeds of $63,840 pursuant to this private placement.

On October 22, 2014, a consultant was issued 6,700 units in settlement of a debt owed in the amount of USD$10,050 ($11,256), each unit comprised of one common share and one-half of one (1/2) common share purchase warrant.  Each whole warrant is exercisable at USD$1.50 ($1.90) per share within twenty-four months of the date of issuance.

On November 24, 2014, the Company closed a further private placement for gross proceeds of $30,000.  Pursuant to the private placement, the Company issued 17,700 units at USD$1.50 ($1.695) per unit for gross proceeds of $30,000, each unit comprising one common share and one-half of one (1/2) common share purchase warrant.  Each whole warrant is exercisable at USD$2.00 ($2.54) per share until November 30, 2016.

Additionally, on November 22, 2014, 25,000 common share purchase warrants were exercised at USD$0.04 ($0.046) per warrant for total cash proceeds of USD$1,000 ($1,113).

(b) Warrants

As at March 31, 2015, the following warrants were outstanding:

Expiry Date	Number of Warrants	Number of Warrants Exercisable	Weighted Average Exercise Price	Grant Date Fair Value Equity	Fair Value at March 31, 2015 of Vested Warrants - Liability
June 6, 2016	300,383	300,383	$1.68 *	$170,908	$-
June 7, 2016	5,000	5,000	$1.12	3,180	-
June 6, 2017	22,500	22,500	$1.12	16,110	-
April 1, 2017	600,000	275,000	USD $0.04	-	356,675
			$(0.051)
October 22, 2016	3,350	3,350	USD $1.50	-	1,990
			$(1.90)
November 30, 2016	8,850	8,850	USD $2.00	-	6,213
			$(2.54)
	940,083	615,083	$0.63	$190,198	$364,878

*Exercisable at $1.68 during the first year and at $2.24 during the second year.

i)	In connection with a private placement offering completed during the year ended March 31, 2015, the Company granted an aggregate of 300,383 share purchase warrants each exercisable into one common share at $1.68 during the first year and at $2.24 during the second year. The fair value of the warrants at the date of grant of $171,308 was estimated using the Black-Scholes option pricing model, based on the following weighted average assumptions: expected dividend yield of 0%; expected volatility of 173%; risk free interest rate of 1.06%; and expected term of 2 years.

ii)	In connection with a second private placement offering completed during the year ended March 31, 2015, the Company granted an aggregate of 8,850 share purchase warrants each exercisable into one common share at USD$2.00 ($2.54) until November 30, 2016. The fair value of the warrants at the date of grant of $6,213 was estimated using the Black-Scholes option pricing model, based on the following weighted average assumptions: expected dividend yield of 0%; expected volatility of 124%; risk free interest rate of 1.02%; and expected term of 2 years.

iii)	During the year ended March 31, 2015, the Company also issued 27,500 warrants to consultants of the Company valued at $19,290 of which 22,500 warrants were granted to an officer of the Company for consulting services. The compensation expense has been included in professional fees on the statements of operations. Each warrant entitles the holder to purchase one common share at an exercise price of $1.12 for a period ranging from 2.15 to 3 years after the date of issuance. The fair value of the warrants at the date of grant of $19,290 was estimated using the Black-Scholes option pricing model, based on the following weighted average assumptions: expected dividend yield of 0%; risk free interest rate of 1.14%; expected volatility of 182%; and expected term of 2.85 years.

iv)

In connection with a consulting agreement (see Note 9), the Company granted 625,000 common share purchase warrants with each warrant entitling the grantee to acquire one common share in the capital of the Company at an exercise price of USD$0.04 ($0.051) at any time prior to April 1, 2017.  Of the warrants granted, 300,000 vested on September 3, 2014 with the unvested portion vesting pro-rata for each USD$250,000 ($317,075) raised in an offering, fully vesting upon USD$1,500,000 ($1,902,450) being raised.  The fair value of the 625,000 warrants at the date of grant of $500,000 was estimated using the Black-Scholes option pricing model, based on the following assumptions: expected dividend yield of 0%; expected volatility of 159%; risk free interest rate of 1.25%; and expected term of 3 years.

For the year ended March 31, 2015, the Company recorded $240,000, (2014 - $Nil ) as compensation expense for warrants issued to a consultant for service, plus a market adjustment for the year ended March 31, 2015 of $149,350 (2014 - $Nil). This expense was recorded as professional fees on the statements of operations and comprehensive loss. The Company also recorded $2,060 as the grant date fair value of warrants issued in settlement of debt and $6,213 as the grant date fair value of warrants issued as part of an issuance of units, net of a market adjustment for the year ended March 31, 2015 of $70. This was recorded to professional fees on the statements of operations and comprehensive loss.

v)	In connection with the unit issuance completed October 22, 2014 in settlement of debt, the Company granted 3,350 share purchase warrants exercisable into one common share at USD$1.50 ($1.90) per share for a period of 2 years from the date of issuance. The fair value of the warrants at the date of grant of $2,060 was estimated using the Black-Scholes option pricing model, based on the following assumptions: expected dividend yield of 0%; expected volatility of 123%; risk free interest rate of 0.99%; and expected term of 2 years.

ASC 815 "Derivatives and Hedging" indicates that warrants with exercise prices denominated in a currency other than an entity's functional currency should not be classified as equity. As a result, warrants with a USD exercise price have been treated as derivatives and recorded as liabilities carried at their fair value, with period-to-period changes in the fair value recorded as a gain or loss in the statements of operations and comprehensive loss.

As at March 31, 2015, the fair value of the 612,200 warrants exercisable in USD, remaining after the exercise of 25,000 warrants, was $786,403 which was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions: expected dividend yield of 0%; expected volatility of 118%; risk-free interest rate of 0.52% and expected term of 2 years.  Of this amount, $364,878 was reflected as a liability as at March 31, 2015, representing the percentage of the fair value of the warrants that is equal to the percentage of the requisite service that has been rendered at March 31, 2015.

The warrant liability is classified as Level 3 within the fair value hierarchy (See Note 11).  The Company’s computation of expected volatility during the year ended March 31, 2015 is based on the market close price of comparable public entities over the period equal to the expected life of the warrants.  The Company’s computation of expected life is calculated using the contractual life.

(c) Stock-based compensation

The Company’s stock-based compensation program (the "Plan") includes stock options in which some options vest based on continuous service.  For those equity awards that vest based on continuous service, compensation expense is recorded over the service period from the date of grant

During the year ended March 31, 2015, 505,000 options were granted to officers, employees and consultants of the Company (2014 - $Nil). The exercise price of these options is $1.73.  Of this grant, 420,000 options vest as to one-third on the date of grant and one-third vesting on each of the first anniversary and the second anniversary of the grant date; 60,000 options vest as to one quarter on the date of grant and one quarter vesting at 90 days, 180 days and 270 days from the grant date; and 25,000 options vested immediately.  Since stock-based compensation is recognized only for those awards that are ultimately expected to vest, the Company has applied an estimated forfeiture rate (based on historical experience and projected employee turnover) to unvested awards for the purpose of calculating compensation expense.  The grant date fair value of these options was estimated as $1.18 using the Black-Scholes option pricing model, based on the following assumptions: expected dividend yield of 0%; expected volatility of 144%; expected risk free interest rate of 1.39%; and expected term of 5 years.

The total number of options outstanding as at March 31, 2015 was 505,000 (2014 – nil). The weighted average grant date fair value of options granted during the year ended March 31, 2015 was $1.18 (2014 - $Nil).  The maximum number of options that may be issued under the Plan is floating at an amount equivalent to 15% of the issued and outstanding common shares, or 1,388,461 as at March 31, 2015 (2014 – n/a).

The Company’s computation of expected volatility during the year ended March 31, 2015 is based on the market close price of comparable public entities over the period equal to the expected life of the warrants.  The Company’s computation of expected life is calculated using the contractual life.

For the year ended March 31, 2015, the Company recorded $324,916 (2014 - $nil) as Additional Paid in Capital for options issued to directors, officers and consultants based on continuous service.  This expense was recorded as stock based compensation on the statements of operations and comprehensive loss.

(c) Stock-based compensation

The activities in options outstanding are as noted below:

	Number of Options Granted	Weighted Average Exercise Price
Balance, March 31, 2013 and 2014	-	-
Granted	505,000	1.73
Balance, March 31, 2015	505,000	$1.73

The following table presents information relating to stock options outstanding and exercisable at March 31, 2015.

Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life (Years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$1.73	505,000	4.70	195,000	$1.73	4.70